UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10351

        Nuveen Georgia Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Georgia Dividend Advantage Municipal Fund (NZX)
August 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Discretionary - 2.7%

$750	DeKalb County Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, General	12/12 at 101.00	Baa1	$ 800,640
	Motors Corporation Projects, Series 2002, 6.000%, 3/15/21

	Consumer Staples - 6.5%

1,000	Cartersville Development Authority, Georgia, Waste and Wastewater Facilities Revenue Refunding	2/12 at 100.00	A+	1,048,310
	Bonds, Anheuser Busch Cos. Inc. Project, Series 2002, 5.950%, 2/01/32 (Alternative Minimum Tax)

1,000	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	862,150
	2002, 5.500%, 5/15/39

	Education and Civic Organizations - 33.1%

1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing	12/12 at 100.00	Aaa	1,085,650
	LLC Project, Series 2002, 5.250%, 12/01/21 - AMBAC Insured

1,200	Atlanta Development Authority, Georgia, Revenue Bonds, Yamacraw Design Center Project, Series	1/12 at 100.00	AAA	1,237,860
	2001A, 5.125%, 1/01/27 - MBIA Insured

1,475	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease Revenue	8/14 at 100.00	Aaa	1,605,125
	Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/20 - XLCA Insured

1,620	Bulloch County Development Authority, Georgia, Student Housing Lease Revenue Bonds, Georgia	8/12 at 100.00	Aaa	1,713,733
	Southern University Project, Series 2002, 5.000%, 8/01/20 - AMBAC Insured

1,485	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association,	4/12 at 100.00	AAA	1,567,833
	Series 2001, 5.000%, 10/01/20 - AMBAC Insured

1,225	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series	9/11 at 100.00	AA	1,245,617
	2001A, 5.000%, 9/01/31

1,250	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/11 at 102.00	Baa1	1,295,088
	2001, 5.750%, 10/01/31

	Healthcare - 23.6%

1,000	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical	1/12 at 101.00	AAA	1,088,080
	Center, Series 2002, 5.375%, 1/01/19 - MBIA Insured

1,250	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast	5/11 at 100.00	A-	1,274,088
	Georgia Health Services Inc. Project, Series 2001, 5.500%, 5/15/31

1,900	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital	2/12 at 102.00	AAA	1,993,252
	System Inc. Project, Series 1997B, 5.300%, 9/01/27 - MBIA Insured

500	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series 2004,	7/14 at 101.00	Aaa	535,035
	5.000%, 7/01/20 - MBIA Insured

2,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/12 at 101.00	AAA	2,091,620
	Medical Center, Series 2002, 5.250%, 10/01/27 - AMBAC Insured

	Housing/Multifamily - 11.9%

990	DeKalb County Housing Authority, Georgia, GNMA Collateralized Multifamily Housing Revenue Bonds,	8/11 at 103.00	Aaa	1,022,185
	Castaways Apartments Project, Series 2001A, 5.400%, 2/20/29

995	DeKalb County Housing Authority, Georgia, GNMA Collateralized Multifamily Housing Revenue Bonds,	12/11 at 103.00	Aaa	1,032,979
	Snapwoods Apartments Project, Series 2001A, 5.500%, 12/20/32

1,385	Savannah Housing Authority, Georgia, FNMA Multifamily Housing Revenue Refunding Bonds, Chatham	8/16 at 100.00	Aaa	1,466,036
	Gardens, Series 2001, 5.625%, 8/01/31 (Alternative Minimum Tax) (Mandatory put 2/01/19)

	Housing/Single Family - 16.4%

2,000	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002A-2,	12/11 at 100.00	AAA	2,093,740
	5.450%, 12/01/22 (Alternative Minimum Tax)

650	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%,	12/11 at 100.00	AAA	679,023
	12/01/22 (Alternative Minimum Tax)

2,025	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002C-2, 5.300%,	12/12 at 100.00	AAA	2,062,625
	6/01/33 (Alternative Minimum Tax)

	Industrials - 2.7%

750	Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002,	7/12 at 100.00	AAA	797,115
	5.000%, 7/01/19 - MBIA Insured

	Materials - 3.5%

1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding Bonds,	2/12 at 101.00	BBB	1,033,540
	International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)

	Tax Obligation/General - 7.3%

2,000	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/18	8/12 at 100.00	AAA	2,170,100

	Tax Obligation/Limited - 9.3%

1,525	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public Facilities	8/12 at 101.00	AA	1,682,273
	Projects, Series 2002A, 5.000%, 8/01/14

1,000	Rockdale County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1999A, 5.375%,	1/10 at 101.00	AAA	1,064,270
	7/01/29 - MBIA Insured

	Transportation - 3.7%

1,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.400%, 1/01/15 - FGIC	1/10 at 101.00	AAA	1,105,470
	Insured

	Utilities - 16.2%

1,500	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water, Sewerage and Light	1/13 at 100.00	Aaa	1,640,025
	Commission Project, Series 2002, 5.250%, 1/01/18 - FGIC Insured

1,250	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2002A, 5.250%,	11/12 at 100.00	AAA	1,352,900
	11/01/20 - MBIA Insured

500	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A, 5.250%,	11/13 at 100.00	AAA	557,085
	11/01/15 - MBIA Insured

1,200	Summerville, Georgia, Combined Public Utility Revenue Refunding and Improvement Bonds, Series	1/12 at 101.00	Baa3	1,238,760
	2002, 5.750%, 1/01/26

	Water and Sewer - 14.3%

2,065	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.000%, 10/01/16 - FSA Insured	10/12 at 100.00	AAA	2,236,767

500	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22	1/14 at 100.00	AAA	526,840
	(WI, settling 9/23/04) - FGIC Insured

1,395	Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series 2001B, 5.000%, 10/01/21	10/11 at 101.00	AA-	1,466,380

$42,385	Total Long-Term Investments (cost $42,993,984) - 151.2%			44,672,194

	Other Assets Less Liabilities - (0.4)%			(126,083)

	Preferred Shares, at Liquidation Value - (50.8)%			(15,000,000)

	Net Assets Applicable to Common Shares - 100%			$29,546,111

Forward Swap Contracts outstanding at August 31, 2004:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with JPMorgan dated July 1, 2004, to pay
semi-annually the notional amount multiplied by 5.805%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR.	$1,900,000	2/02/05	2/02/25	$(115,826)

Agreement with Morgan Stanley dated July 15, 2004,
to pay semi-annually the notional amount multiplied
by 5.717% (annualized) and receive quarterly the
notional amount multiplied by the three-month USD-LIBOR.	1,000,000	1/14/05	1/14/35	(52,353)

Agreement with JPMorgan dated July 28, 2004, to pay
quarterly the notional amount multiplied by 4.495%
(annualized) and receive quarterly the notional amount
multiplied by the daily arithmetic average of the weekly
BMA Municipal Swap Index for the quarter.	1,200,000	12/13/04	12/13/24	(69,443)

				$(237,622)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common
	shares.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payments
	on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
(WI)	Security purchased on a when-issued basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At August 31, 2004, the cost of investments was $42,993,984.

	Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$1,782,197
	Depreciation	(103,987)

	Net unrealized appreciation of investments	$1,678,210

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Georgia Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         10/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         10/29/04

* Print the name and title of each signing officer under his or her signature.